UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                               ---------------------

Check here if Amendment [ ];               Amendment Number:
 This Amendment (Check only one.):         [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lane Five Capital Management LP
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Address:   1122 Kenilworth Drive, Suite 313
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           Towson, MD 21204
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott J. Liotta
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Title:     CFO
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Phone:     443-921-2060
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Signature, Place, and Date of Signing:

   /s/ Scott J. Liotta             Towson, Maryland           May 14, 2010
   ----------------------      ------------------------      --------------
        [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 28
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Form 13F Information Table Value Total: 131,140
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                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                 FORM 13F INFORMATION TABLE AS OF MARCH 31, 2010

                                                               SHARES /
                                                      VALUE      PRN      SH/   PUT/   INVESMENT    OTHER       VOTING AUTHORITY
DESCRIPTION              TITLE OF CLASS   CUSIP       X1000     AMOUNT    PRN   CALL  DISCRETION  MANAGERS    SOLE     SHARES  NONE
Abercrombie & Fitch Co.
Cl A                     Common           002896207    7,394    162,015   SH             SOLE        No       162,015
Ambassadors Group Inc.   Common           023177108    3,664    331,576   SH             SOLE        No       331,576
American Public
Education, Inc.          Common           02913V103    4,474     96,000   SH             SOLE        No        96,000
American Tower Corp.
Cl. A                    Common           029912201    1,925     45,173   SH             SOLE        No        45,173
Ares Capital Corp.       Closed End Fund  04010L103   11,902    803,125   SH             SOLE        No       803,125
Bank of America Corp     Common           060505104    4,284    240,000   SH             SOLE        No       240,000
Bank of America Corp
CW19                     Warrants         060505153    2,010    560,000   SH             SOLE        No       560,000
Blue Nile Inc.           Common           09578R103    4,127     75,000   SH             SOLE        No        75,000
Corinthian Colleges
Inc.                     Common           218868107    7,395    420,400   SH             SOLE        No       420,400
Crown Castle Intl Corp.  Common           228227104    2,852     74,605   SH             SOLE        No        74,605
CVS Caremark Corp        Common           126650100    4,351    119,000   SH             SOLE        No       119,000
Drugstore.com Inc        Common           262241102    2,154    600,000   SH             SOLE        No       600,000
Equinix Inc.             Common-New       29444U502    6,570     67,500   SH             SOLE        No        67,500
Freddie Mac Prfd 'Z'     Preferred        313400624      794    625,000   SH             SOLE        No       625,000
Healthsouth Corp         Common-New       421924309    6,425    343,562   SH             SOLE        No       343,562
Interval Leisure Group
Inc.                     Common           46113M108    1,393     95,700   SH             SOLE        No        95,700
Lazard Ltd Cl A          Common           G54050102    4,076    114,172   SH             SOLE        No       114,172
Learning Tree
International Inc.       Common           522015106   10,134    720,279   SH             SOLE        No       720,279
Legg Mason Inc           Common           524901105    2,840     99,057   SH             SOLE        No        99,057
Market Leader, Inc.      Common           57056R103    2,089  1,060,222   SH             SOLE        No     1,060,222
Mastercard Inc.          Common           57636Q104    8,957     35,262   SH             SOLE        No        35,262
Medcath Corporation      Common           58404W109    3,459    330,372   SH             SOLE        No       330,372
Potash Corp of
Saskatchewan             Common           73755L107    3,275     27,438   SH             SOLE        No        27,438
Raymond James Financial
Inc.                     Common           754730109    6,948    259,856   SH             SOLE        No       259,856
Republic Services Inc.   Common           760759100    6,263    215,804   SH             SOLE        No       215,804
SBA Communications Corp
Cl A                     Common           78388J106    3,251     90,117   SH             SOLE        No        90,117
Shaw Group Inc.          Common           820280105    2,775     80,636   SH             SOLE        No        80,636
Williams Controls Inc.   Common-New       969465608    5,359    660,000   SH             SOLE        No       660,000
                                                     131,140  8,351,871                                     8,351,871